Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Unrealized net losses on short-term investments, equity securities	$ (2,481)	$ (910)
Realized net losses on short-term investments, equity securities	2,449	(304)
Gains (losses) on financial assets at fair value through profit or loss	4,930	606
Equity securities [member]
Disclosure of financial assets [line items]
Unrealized net losses on short-term investments, equity securities	3,298	0
Realized net losses on short-term investments, equity securities	(49)	0
Gains (losses) on financial assets at fair value through profit or loss	$ (3,347)	$ 0